Offerings	Aug. 21, 2026 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-290718
Carry Forward Initial Effective Date	Nov. 03, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 365,029,333.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 50,410.55
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock, such indeterminate number of shares of preferred stock, such indeterminate number of depositary shares and such indeterminate number of warrants to purchase preferred stock or common stock as shall have an aggregate initial offering price not to exceed $1,000,000,000. The securities registered also include such indeterminate number of shares of preferred stock and common stock as may be issued upon exercise of warrants. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the ''Act''), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum aggregate offering price per class of security will be determined from time to time by Oruka Therapeutics, Inc. or the Registrant, in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure on Form S-3 under the Securities Act.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-290718
Carry Forward Initial Effective Date	Nov. 03, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-290718
Carry Forward Initial Effective Date	Nov. 03, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-290718
Carry Forward Initial Effective Date	Nov. 03, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 335,320,666.02
Carry Forward Form Type	S-3
Carry Forward File Number	333-290718
Carry Forward Initial Effective Date	Nov. 03, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 46,307.78
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include (i) $335,320,666.02 of unsold securities (the "2025 Unsold Securities") previously registered pursuant to the Registration Statement on Form S-3 (File No. 333-290718), which became effective pursuant to Section 8(a) under the Act on November 3, 2025 (the "2025 Registration Statement") and (ii) $299,650,000.00 of unsold securities (the "2026 Unsold Securities", and together with the 2025 Unsold Securities, the "Unsold Securities") previously registered pursuant to the Registration Statement on Form S-3 (File No. 333-294852), which was declared effective on April 10, 2026 (the "2026 Registration Statement", and together with the 2025 Registration Statement, the "Prior Registration Statements"). The filing fees associated with the offerings of the Unsold Securities are hereby carried forward to be applied to the Unsold Securities registered hereunder. The registrant is also registering new securities under this registration statement with an aggregate initial offering price of $365,029,333.98 (the "New Securities"), which aggregate offering price is not specified as to each class of securities. A filing fee of $50,410.55 with respect to the New Securities is being paid in connection with the filing of this registration statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statements, the registrant will identify in a pre-effective amendment to this registration statement the updated dollar amount of Unsold Securities from the Prior Registration Statements to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of New Securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offerings of the Unsold Securities under the Prior Registration Statements will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-294852
Carry Forward Initial Effective Date	Apr. 10, 2026
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-294852
Carry Forward Initial Effective Date	Apr. 10, 2026
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-294852
Carry Forward Initial Effective Date	Apr. 10, 2026
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-294852
Carry Forward Initial Effective Date	Apr. 10, 2026
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shell
Maximum Aggregate Offering Price	$ 299,650,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-294852
Carry Forward Initial Effective Date	Apr. 10, 2026
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 41,381.67
Offering Note	See Offering Note 2.